Average Annual Total Returns - Federated Hermes Ohio Municipal Income Fund	A 1 Year	A 5 Years	A 10 Years	F 1 Year	F 5 Years	F 10 Years	F Return After Taxes on Distributions 1 Year	F Return After Taxes on Distributions 5 Years	F Return After Taxes on Distributions 10 Years	F Return After Taxes on Distributions and Sale of Fund Shares 1 Year	F Return After Taxes on Distributions and Sale of Fund Shares 5 Years	F Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	S&P Municipal Bond Ohio Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Ohio Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond Ohio Index(reflects no deduction for fees, expenses or taxes) 10 Years		S&P Municipal Bond OH, Investment Grade Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond OH, Investment Grade Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond OH, Investment Grade Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Municipal Ohio Funds Average 1 Year		Morningstar Municipal Ohio Funds Average 5 Years		Morningstar Municipal Ohio Funds Average 10 Years
Total	(0.54%)	2.21%	3.45%	1.89%	2.80%	3.67%	1.89%	2.78%	3.66%	1.96%	2.72%	3.51%	4.28%	3.18%	3.95%	6.95%	[1]	4.64%	[1]	5.51%	[1]	5.19%	[2]	3.73%	[2]	4.68%	[2]	4.84%	[3]	3.30%	[3]	4.06%	[3]

[1]	The S&P Municipal Bond Ohio Index (OH Index) consists of bonds in the S&P Municipal Bond Index (Main Index) that have been issued by the state of Ohio or local governments or state or local government entities within Ohio. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor’s Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[2]	The S&P Municipal Bond OH, Investment Grade Index represents the portion of the OH Index composed solely of bonds that are rated at least “BBB-/Baa3” or higher.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the Morningstar Municipal Ohio Funds Category Average include those that invest at least 80% of assets in Ohio municipal debt and can include long-, intermediate- and short-duration portfolios.